Warrants (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 09, 2024 USD ($)	Sep. 29, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			7,334
Conversion ratio				1
Redemption price of warrants			$ 18	$ 18
Proceeds from amendment to the PIPE warrants (in Dollars) | $				$ 10,210
Interest rate			12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price			$ 11.5	$ 11.5
Period before warrants become exercisable			30 days	30 days
Warrant term			5 years	5 years
SPA Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			1,000,000	1,000,000
Warrant, exercise price			$ 11.5	$ 11.5
Redemption price of warrants			$ 18	$ 18
Working Capital Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			523,140	523,140
Warrant, exercise price			$ 11.5	$ 11.5
PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares		10,209,994	10,209,994
Warrant term		5 years
Purchase price		$ 1	$ 1
Proceeds from amendment to the PIPE warrants (in Dollars) | $		$ 10,200	$ 10,200
Period before warrant adjustment		180 days	180 days
Cashless exchange, stock price trigger		$ 1.5
Convertible Bridge Loan Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			1,250,000
Conversion ratio			1
Warrant term			5 years
Convertible 12% Promissory Note Warrants [Member]
Warrants (Details) [Line Items]
Conversion ratio			1
Warrant, exercise price			$ 2
Warrant term			5 years
Line of Credit [Member] | Convertible Debt [Member]
Warrants (Details) [Line Items]
Working capital loan (in Dollars) | $			$ 800	$ 800
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
Convertible Debt [Member] | Convertible 12% Promissory Note Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			660,000
Convertible 12% Promissory Note Warrants [Member] | Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
Convertible Bridge Loan Warrants [Member] | Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
Minimum [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Cashless exchange, stock price trigger		1.5	$ 1.5
Minimum [Member] | Convertible Bridge Loan Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price			1.5
Maximum [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Cashless exchange, stock price trigger			1.5
Maximum [Member] | Convertible Bridge Loan Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price			$ 2
Graf Acquisition Partners IV LLC [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			3,432,286	3,432,286
Graf Acquisition Partners IV LLC [Member] | Private Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued (in Shares) | shares			4,721,533	4,721,533
Warrant, exercise price			$ 11.5	$ 11.5
Warrant [Member] | Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
Non-Current Liabilities [Member] | Convertible 12% Promissory Notes [Member]
Warrants (Details) [Line Items]
Interest rate			12.00%
First Tranche [Member]
Warrants (Details) [Line Items]
Proceeds from warrant investors, warrant amendment option (in Dollars) | $	$ 300
First Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price		10	$ 10
Second Tranche [Member]
Warrants (Details) [Line Items]
Proceeds from warrant investors, warrant amendment option (in Dollars) | $	$ 300
VWAP trailing period	5 days
Second Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price		12.5	12.5
Third Tranche [Member] | PIPE Warrants [Member]
Warrants (Details) [Line Items]
Warrant, exercise price		$ 15	15
Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Closing price required to redeem warrants			$ 18	$ 18